UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4520 Main Street Suite 1425 Kansas City , MO	64111
(Address of principal executive offices)	(Zip code)

 Matthew A. Swendiman, Esq.
Graydon Head & Ritchey, LLP
15 West Center Street
Lawrenceburg, IN 47025

(Name and address of agent for service)

Registrant's telephone number, including area code: 816.787.0718

Date of fiscal year end: 08/31/2016

Date of reporting period: 11/30/2015

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

WINNING POINTS LARGE CAP INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2015 (Unaudited)

COMMON STOCK - 95.62%	Shares	Fair Value

Aerospace & Defense - 3.45%
Lockheed Martin Corp. (b)	3,600	$788,976

Agriculture - 3.60%
Alico, Inc.	1,200	51,216
Altria Group, Inc. (b)	13,400	771,840
		823,056

Banks - 17.70%
Bank of America Corp. (b)	65,400	1,139,922
Barclays PLC - ADR (b)	600	8,070
BB&T Corp. (b)	2,900	111,998
Citigroup, Inc. (b)	19,800	1,070,982
Deutsche Bank AG (b)	200	5,138
Goldman Sachs Group, Inc. (b)	2,300	437,046
JPMorgan Chase & Co. (b)	17,200	1,146,896
PNC Financial Services Group, Inc. (b)	1,300	124,163
		4,044,215
Beverages - 6.02%
Diageo PLC - ADR	5,800	664,448
PepsiCo, Inc. (b)	7,100	711,136
		1,375,584
Biotechnology - 0.59%
Biogen Idec, Inc. (a) (b)	300	86,058
Isis Pharmaceuticals, Inc. (a) (b)	800	48,832
		134,890
Computers - 7.43%
Apple, Inc. (b)	10,000	1,183,000
International Business Machines Corp. (b)	3,700	515,854
		1,698,854
Diversified Financial Services - 5.04%
BlackRock, Inc. (b)	3,100	1,127,532
Ladenburg Thalmann Financial Services, Inc. (a)	8,000	25,200
		1,152,732
Food - 3.08%
Sysco Corp. (b)	17,100	702,810

Healthcare - Products - 1.52%
Baxter International, Inc.	9,100	342,615
Meridian Bioscience, Inc.	200	3,914
		346,529
Insurance - 4.40%
Allianz SE - ADR	1,400	24,794
American Equity Investment Life Holding Co.	1,700	45,577
AXA SA - ADR	400	10,800
Berkshire Hathaway, Inc. - Class B (a) (b)	6,900	925,221
		1,006,392

WINNING POINTS LARGE CAP INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2015 (Unaudited)

COMMON STOCK - 95.62% (Continued)	Shares	Fair Value

Internet - 0.15%
Alibaba Group Holding Ltd. - ADR (a) (b)	400	$33,632

Investment Companies - 0.48%
Apollo Investment Corp.	4,500	28,575
Ares Capital Corp.	2,300	36,386
BlackRock Kelso Capital Corp.	4,500	45,090
		110,051
Lodging - 0.17%
MGM Resorts International (a) (b)	1,700	38,658

Media - 1.06%
Comcast Corp. - Class A (b)	4,000	243,440

Mining - 0.09%
Southern Copper Corp. (b)	800	20,584

Miscellaneous Manufacturing - 3.29%
General Electric Co. (b)	25,100	751,494

Oil & Gas - 17.37%
BP PLC - ADR (b)	26,700	923,820
Chevron Corp. (b)	8,900	812,748
China Petroleum & Chemical Corp. - ADR (b)	5,500	340,340
ConocoPhillips (b)	16,900	913,445
Exxon Mobil Corp. (b)	12,000	979,920
		3,970,273
Pharmaceuticals - 2.49%
AstraZeneca PLC - ADR (b)	2,800	95,340
Baxalta, Inc.	9,100	312,858
GW Pharmaceuticals PLC - ADR (a) (b)	600	52,014
Pfizer, Inc. (b)	3,300	108,141
		568,353
Retail - 5.39%
McDonald's Corp. (b)	10,800	1,232,928

Savings & Loans - 0.21%
BofI Holding, Inc. (a) (b)	2,400	48,072

Semiconductors - 4.15%
Intel Corp. (b)	25,100	872,727
Skyworks Solutions, Inc. (b)	900	74,718
		947,445
Software - 5.45%
Microsoft Corp. (b)	22,900	1,244,615

WINNING POINTS LARGE CAP INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2015 (Unaudited)

COMMON STOCK - 95.62% (Continued)	Shares	Fair Value

Telecommunications - 2.49%
China Mobile Ltd. - ADR (b)	9,900	$568,953

TOTAL COMMON STOCK (Cost $20,694,035)		21,852,536

EXCHANGE-TRADED FUNDS - 6.12%
Closed-End Funds - 2.77%
Boulder Growth & Income Fund, Inc.	4,000	31,120
Clough Global Equity Fund	2,000	25,000
Deutsche Global High Income Fund, Inc.	4,000	31,200
Deutsche High Income Opportunities Fund, Inc.	2,000	26,820
Eaton Vance Short Duration Diversified Income Fund	39,438	519,398
		633,538

Equity Funds - 3.35%
iShares MSCI EAFE ETF (b)	5,200	315,380
iShares U.S. Financial Services ETF	4,800	449,472
		764,852

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,445,955)		1,398,390

OPTIONS PURCHASED (Cost $161,109) - 0.25% (c)		57,350

SHORT-TERM INVESTMENTS - 1.68%
Federated Government Obligations Fund, 0.01% (d)	384,123	384,123
TOTAL SHORT-TERM INVESTMENTS (Cost $384,123)		384,123

TOTAL INVESTMENTS (Cost $22,685,222) – 103.67%		$23,692,399

OPTIONS WRITTEN (Proceeds $2,975,629) - (12.83)%		(2,932,810)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 9.16%		2,093,079

NET ASSETS - 100%		$22,852,668

(a)	Non-income producing security.
(b)	All or a portion of the security is segregated as collateral for call options written.
(c)	Please refer to the Schedule of Purchased Options for details of options purchased.
(d)	Rate shown represents the rate at August 31, 2015, is subject to change and resets daily.

ADR - American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

WINNING POINTS LARGE CAP INCOME PLUS FUND
SCHEDULE OF PURCHASED OPTIONS
NOVEMBER 30, 2015 (Unaudited)

OPTIONS PURCHASED - 0.25%

	Strike	Expiration	Contracts [1]	Fair Value

PUT OPTIONS PURCHASED - 0.68%

CBOE S&P 500 Index	$1,645.00	1/15/2016	370	$42,550
CBOE S&P 500 Index	$1,735.00	12/19/2015	370	14,800
TOTAL PUT OPTIONS PURCHASED (Cost $161,109)				57,350

TOTAL OPTIONS PURCHASED (Cost $161,109)				$57,350

[1]	Each option contract is equivalent to 100 shares of common stock. All options are non-income producing.

The accompanying notes are an integral part of the financial statements.

WINNING POINTS LARGE CAP INCOME PLUS FUND
SCHEDULE OF WRITTEN OPTIONS
NOVEMBER 30, 2015 (Unaudited)

OPTIONS WRITTEN - (12.83)%

CALL OPTIONS WRITTEN - (2.24)%
	Strike	Expiration	Contracts [1]	Fair Value

Alibaba Group Holding Ltd. - ADR (e)	$140.00	1/15/2016	2	$14
Alibaba Group Holding Ltd. - ADR (e)	$150.00	1/15/2016	2	2
Altria Group, Inc. (e)	$65.00	1/20/2017	129	19,415
Altria Group, Inc. (e)	$70.00	1/20/2017	5	320
Apple, Inc.	$150.00	1/20/2017	92	37,996
Apple, Inc.	$160.00	1/19/2018	8	5,740
AstraZeneca PLC - ADR (e)	$42.50	1/20/2017	28	1,540
Bank of America Corp.	$22.00	1/20/2017	654	31,392
Barclays PLC - ADR (e)	$20.00	1/20/2017	6	135
BB&T Corp. (e)	$50.00	1/20/2017	29	798
Berkshire Hathaway, Inc. - Class B (e)	$180.00	1/20/2017	40	2,340
Berkshire Hathaway, Inc. - Class B (e)	$190.00	1/20/2017	29	2,349
Biogen Idec, Inc.	$370.00	1/19/2018	3	10,290
BlackRock, Inc. (e)	$460.00	1/15/2016	31	2,170
BofI Holding, Inc.	$32.50	1/15/2016	24	840
BP PLC - ADR (e)	$60.00	1/20/2017	266	2,926
Chevron Corp.	$110.00	1/20/2017	89	20,025
China Mobile Ltd. - ADR (e)	$90.00	1/20/2017	99	5,445
China Petroleum & Chemical Corp. - ADR	$90.00	4/15/2016	55	7,150
Citigroup, Inc.	$65.00	1/20/2017	15	2,655
Citigroup, Inc. (e)	$70.00	1/20/2017	183	16,562
Comcast Corp. - Class A	$75.00	1/19/2018	40	12,180
ConocoPhillips	$70.00	1/20/2017	140	14,000
ConocoPhillips (e)	$80.00	1/20/2017	28	812
Deutsche Bank AG	$40.00	1/19/2018	2	225
Exxon Mobil Corp.	$95.00	1/20/2017	99	21,681
Exxon Mobil Corp.	$105.00	1/19/2018	21	3,833
General Electric Co.	$35.00	1/19/2018	251	31,375
Goldman Sachs Group, Inc.	$240.00	1/20/2017	10	3,575
Goldman Sachs Group, Inc.	$250.00	1/19/2018	13	9,100
GW Pharmaceuticals PLC - ADR (e)	$150.00	1/20/2017	6	7,110
Intel Corp.	$40.00	1/20/2017	236	31,624
Intel Corp.	$42.00	1/20/2017	15	1,388
International Business Machines Corp.	$190.00	1/19/2018	7	1,757
International Business Machines Corp.	$210.00	1/19/2018	27	2,741
iShares MSCI EAFE ETF (e)	$75.00	1/20/2017	52	1,222
Isis Pharmaceuticals, Inc.	$70.00	1/19/2018	8	14,400
JPMorgan Chase & Co. (e)	$85.00	1/20/2017	172	14,964
Lockheed Martin Corp. (e)	$270.00	1/20/2017	36	9,900
McDonald's Corp. (e)	$115.00	1/20/2017	105	84,000
McDonald's Corp. (e)	$120.00	1/20/2017	3	1,740
MGM Resorts International (e)	$30.00	1/20/2017	17	2,508

WINNING POINTS LARGE CAP INCOME PLUS FUND
SCHEDULE OF WRITTEN OPTIONS
NOVEMBER 30, 2015 (Unaudited)

OPTIONS WRITTEN - (12.83)% (continued)

CALL OPTIONS WRITTEN - (2.24)% (continued)
	Strike	Expiration	Contracts [1]	Fair Value

Microsoft Corp.	$60.00	1/20/2017	20	$5,600
Microsoft Corp.	$65.00	1/20/2017	209	32,813
PepsiCo, Inc. (e)	$120.00	1/20/2017	2	158
PepsiCo, Inc. (e)	$125.00	1/20/2017	29	1,189
PepsiCo, Inc.	$125.00	1/19/2018	40	6,720
Pfizer, Inc.	$42.00	1/20/2017	33	1,386
PNC Financial Services Group, Inc.	$110.00	1/19/2018	13	6,435
Skyworks Solutions, Inc. (e)	$120.00	1/20/2017	9	3,300
Southern Copper Corp.	$37.00	1/20/2017	8	486
Sysco Corp. (e)	$45.00	1/20/2017	75	10,125
Sysco Corp. (e)	$50.00	1/20/2017	96	3,600
TOTAL CALL OPTIONS WRITTEN (Proceeds $489,973)				$512,051

PUT OPTIONS WRITTEN - (10.59)%
	Strike	Expiration	Contracts [1]	Fair Value

iShares iBoxx $ High Yield Corporate Bond ETF	$85.00	1/20/2017	70	58,100
iShares iBoxx $ High Yield Corporate Bond ETF (e)	$87.00	1/20/2017	20	20,300
SPDR S&P 500 ETF Trust	$175.00	9/16/2016	339	167,466
SPDR S&P 500 ETF Trust	$170.00	12/16/2016	64	36,672
SPDR S&P 500 ETF Trust	$175.00	12/16/2016	3,257	2,138,221
TOTAL PUT OPTIONS WRITTEN (Proceeds $2,485,656)				$2,420,759

TOTAL OPTIONS WRITTEN (Proceeds $2,975,629)				$2,932,810

[1]	Each option contract is equivalent to 100 shares of common stock. All options are non-income producing.
(b)	All or a portion of the security is segregated as collateral for call options written.
(e)	Categorized in Level 2 of the Hierarchy of Fair Value Inputs; for additional information and description of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.

ADR - American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

Winning Points Funds

WP Large Cap Income Plus Fund
NOTES TO THE SCHEDULE OF INVESTMENTS
November 30, 2015 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the WP Large Cap Income Plus Fund (the “Fund”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The company utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

Winning Points Funds

WP Large Cap Income Plus Fund
NOTES TO THE SCHEDULE OF INVESTMENTS
November 30, 2015 (Unaudited)

Derivative instruments – Listed derivatives, including options, that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within level 2 of the fair value heirarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within level 2 of the fair value hierarchy.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of November 30, 2015.

WP Large Cap Income Plus Fund
Financial Instruments – Assets
	Level 1 (Quoted Prices)
Security Classification (1)		Level 2 (Other Significant Observable Inputs)	Totals
Common Stock (2)	$21,852,536	$-	$21,852,536
Exchange Traded Funds (2)	1,398,390	-	1,398,390
Put Options Purchased	57,350	-	57,350
Money Market Funds	384,123	-	384,123
Total Assets	$23,692,399	$-	$23,692,399

Derivative Instruments – Liabilities		Level 2 (Other Significant Observable Inputs)
	Level 1 (Quoted Prices)
Security Classification (1)			Totals
Call Options Written	$317,407	$194,644	$512,051
Put Options Written	2,400,459	20,300	2,420,759
Total Liabilities	$2,717,866	$214,944	$2,932,810

(1)	As of and during the three month period ended November 30, 2015, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)	All common stock and exchange traded funds (“ETFs”) held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry and ETFs by investment type, please refer to the Schedule of Investments.

There were no transfers into and out of any Level during the three month period ended November 30, 2015. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

During the three month period ended November 30, 2015, no securities were fair valued.

Written Options – When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. If an option sold by the Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if the cost is more, the Fund will realize a capital loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.

Winning Points Funds

WP Large Cap Income Plus Fund
NOTES TO THE SCHEDULE OF INVESTMENTS
November 30, 2015 (Unaudited)

Exchange Traded Funds – The Fund may invest in Exchange Traded Funds (“ETFs”). ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF shareholders, such as a Fund, pay their proportionate share of these expenses. Your cost of investing in a Fund will generally be higher than the cost of investing directly in ETFs. By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs in which a Fund invests in addition to a Fund's direct fees and expenses.

Derivative Transactions

As of November 30, 2015, portfolio securities valued at $23,250,940 were held in escrow by the custodian as cover for call options written by the Fund.

Transactions in options written during the three month period ended November 30, 2015 were as follows:

	Call Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	3,641	$503,557
Options written	2,440	799,874
Options covered	(2,117)	(647,074)
Options exercised	-	-
Options expired	(353)	(166,384)
Options outstanding end of period	3,611	$489,973

	Put Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	3,601	$2,048,486
Options written	3,460	2,327,577
Options covered	(3,311)	(1,890,407)
Options exercised	-	-
Options expired	-	-
Options outstanding end of period	3,750	$2,485,656

*	One option contract is equivalent to one hundred shares of common stock.

As of November 30, 2015, the Statement of Assets and Liabilities included the following financial derivative instrument fair values:

Assets	Equity Contracts	Total
Call options purchased, at value	$-	$-
Put options purchased, at value	57,350	57,350
Total Assets	$57,350	$57,350

Liabilities	Equity Contracts	Total
Call options written, at value	$512,051	$512,051
Put options written, at value	2,420,759	2,420,759
Total Liabilities	$2,932,810	$2,932,810

Winning Points Funds

WP Large Cap Income Plus Fund
NOTES TO THE SCHEDULE OF INVESTMENTS
November 30, 2015 (Unaudited)

For the three month period ended November 30, 2015, financial derivative instruments had the following effect on the Statement of Operations:

Net change in unrealized depreciation on:	Equity Contracts	Total
Call options purchased	$-	$-
Put options purchased	257,071	257,071
Call options written	(271,657)	(271,657)
Put option written	1,095,976	1,095,976
	$1,081 390	$1 081 390

Net realized gain (loss) on:	Equity Contracts	Total
Call options purchased	$-	$-
Put options purchased	1,045,320	1,045,320
Call options written	(813,458)	(813,458)
Put option written	(1,890,407)	(1,890,407)
	$(1,658,545)	$(1,658,545)

The following table presents the Funds’ liability derivatives available for offset under a master netting arrangement net of collateral pledged as of November 30, 2015.

Liabilities:	Gross Amounts of Assets Presented in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Assets
Options Written Contracts	$2,932,810	(1)	$2,932,810	(2)	$-	$-
Total	$2,932,810	(1)	$2,932,810	(2)	$-	$-

(1)	Written options at value as presented in the Portfolio of Investments.
(2)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments November 30, 2015 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$19,813,685	$2,868,522	$(1,922,618)	$945,904

The difference between book basis and tax basis unrealized appreciation (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and mark-to-market on 1256 contracts.

Item 2.	Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 360 Funds

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	President
Date:	January 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	President
Date:	January 29, 2016

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Principal Financial Officer
Date:	January 29, 2016